GENERAL (Narratives) (Details) - USD ($) $ in Thousands		1 Months Ended				12 Months Ended
	Mar. 31, 2015	Aug. 31, 2014	May. 31, 2014	Nov. 30, 2013	Jan. 19, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2016	Jan. 01, 2016	Oct. 01, 2015	Apr. 01, 2015
General [Line Items]
Restructuring expenses						$ 1,225	$ 6,816	$ 9,345
Maturity date						Mar. 14, 2016
Line of credit outstanding amount						$ 34,922
Maximum borrowing capacity under the credit agreement						56,000
Total proceeds from public offering		$ 45,149		$ 349,590		73,500	45,149	34,959
Maximum bank guarantees						40,200
Net income (loss)						1,011	(76,479)	(47,478)
Net cash provided by operating activities						16,121	(32,279)	(29,512)
Line of credit reduction						56,000
Cash and cash equivalents and short-term investments						36,318
Venezuela [Member]
General [Line Items]
Cash and cash equivalents, short-term bank deposits and short and long-term marketable securities						1,039
Elteck Asa [Member]
General [Line Items]
Proceed from previous acquisition, net of associated legal expenses			$ 16,800
Nera Networks [Member]
General [Line Items]
Consideration for all shares					$ 57,175
Line Of Credit [Member]
General [Line Items]
Maturity date	Jun. 30, 2016
Line of credit reduction									$ 50,000	$ 4,000	$ 5,000	$ 5,000
Line Of Credit [Member] | Minimum [Member]
General [Line Items]
Cash covenant amount						20,000					$ 15,000
Restructuring Plan 2013 [Member]
General [Line Items]
Restructuring expenses							978	$ 9,345
Restructuring reserve							501
Restructuring Plan 2014 [Member]
General [Line Items]
Restructuring expenses						1,225	5,838
Restructuring reserve						$ 42	$ 2,427